AQR FUNDS

Supplement dated August 31, 2015 (“Supplement”)

to the Class I Shares and Class N Shares Prospectus, dated May 1, 2015 (“Prospectus”),

of the AQR Diversified Arbitrage Fund, AQR Multi-Strategy Alternative Fund

and AQR Risk Parity Fund (the “Funds”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective August 31, 2015, the section entitled “Closed Fund Policies” beginning on page 158 of the Prospectus is hereby deleted and replaced in its entirety with the following:

Closed Fund Policy

Effective at the close of business of the below dates (each a “Closing Date”), the following Funds (each a “Closed Fund”) were closed to new investors, subject to certain exceptions.

Closed Fund	Closing Date
AQR Diversified Arbitrage Fund	June 29, 2012
AQR Risk Parity Fund	November 16, 2012
AQR Multi-Strategy Alternative Fund	September 30, 2013

Existing shareholders of a Closed Fund as of the applicable Closing Date are permitted to make additional investments in that Closed Fund and reinvest dividends and capital gains after the Closing Date in any account that held shares of the Closed Fund as of the Closing Date.

Notwithstanding the closing of a Closed Fund, you may open a new account in the Closed Fund (including through an exchange from another series of the Trust) and thereafter reinvest dividends and capital gains in the Closed Fund if you meet the Closed Fund’s eligibility requirements and are:

●

A current shareholder of the applicable Closed Fund as of the Closing Date—either (a) in your own name or jointly with another or as trustee for another, or (b) as beneficial owner of shares held in another name opening a (i) new individual account or IRA account in your own name, (ii) trust account, (iii) joint account with another party or (iv) account on behalf of an immediate family member;

●	A qualified defined contribution retirement plan that offers the applicable Closed Fund as an investment option as of the Closing Date purchasing shares on behalf of new and existing participants;

●

An investor opening a new account at a financial institution and/or financial intermediary firm that (i) has clients currently invested in the applicable Closed Fund and (ii) has been pre-approved by the Adviser to purchase the applicable Closed Fund on behalf of certain of its clients. Investors should contact the firm through which they invest to determine whether new accounts are permitted; or

●

A participant in a tax-exempt retirement plan of the Adviser and its affiliates and rollover accounts from those plans, as well as employees of the Adviser and its affiliates, trustees and officers of the Trust and members of their immediate families.

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Except as otherwise noted, once an account is closed, additional investments or exchanges from other series of the Trust will not be accepted unless you are one of the investors listed above. Investors may be required to demonstrate eligibility to purchase shares of the Closed Fund before an investment is accepted.

Each Closed Fund reserves the right to (i) make additional exceptions that, in its judgment, do not adversely affect the Adviser’s or Sub-Adviser’s ability to manage the Closed Fund, (ii) reject any investment, including those pursuant to exceptions detailed above, that it believes will adversely affect the Adviser’s or Sub-Adviser’s ability to manage the Closed Fund, and (iii) close and re-open the Closed Fund to new or existing shareholders at any time.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

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AQR FUNDS

Supplement dated August 31, 2015 (“Supplement”)

to the Class R6 Shares Prospectus, dated May 1, 2015 (“Prospectus”),

of the AQR Diversified Arbitrage Fund, AQR Multi-Strategy Alternative Fund

and AQR Risk Parity Fund (the “Funds”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective August 31, 2015, the section entitled “Closed Fund Policies” beginning on page 158 of the Prospectus is hereby deleted and replaced in its entirety with the following:

Closed Fund Policy

Effective at the close of business of the below dates (each a “Closing Date”), the following Funds (each a “Closed Fund”) were closed to new investors, subject to certain exceptions.

Closed Fund	Closing Date
AQR Diversified Arbitrage Fund	June 29, 2012
AQR Risk Parity Fund	November 16, 2012
AQR Multi-Strategy Alternative Fund	September 30, 2013

Existing shareholders of a Closed Fund as of the applicable Closing Date are permitted to make additional investments in that Closed Fund and reinvest dividends and capital gains after the Closing Date in any account that held shares of the Closed Fund as of the Closing Date.

Notwithstanding the closing of a Closed Fund, you may open a new account in the Closed Fund (including through an exchange from another series of the Trust) and thereafter reinvest dividends and capital gains in the Closed Fund if you meet the Closed Fund’s eligibility requirements and are:

●

A current shareholder of the applicable Closed Fund as of the Closing Date—either (a) in your own name or jointly with another or as trustee for another, or (b) as beneficial owner of shares held in another name opening a (i) new individual account or IRA account in your own name, (ii) trust account, (iii) joint account with another party or (iv) account on behalf of an immediate family member;

●	A qualified defined contribution retirement plan that offers the applicable Closed Fund as an investment option as of the Closing Date purchasing shares on behalf of new and existing participants;

●

An investor opening a new account at a financial institution and/or financial intermediary firm that (i) has clients currently invested in the applicable Closed Fund and (ii) has been pre-approved by the Adviser to purchase the applicable Closed Fund on behalf of certain of its clients. Investors should contact the firm through which they invest to determine whether new accounts are permitted; or

●

A participant in a tax-exempt retirement plan of the Adviser and its affiliates and rollover accounts from those plans, as well as employees of the Adviser and its affiliates, trustees and officers of the Trust and members of their immediate families.

1

Except as otherwise noted, once an account is closed, additional investments or exchanges from other series of the Trust will not be accepted unless you are one of the investors listed above. Investors may be required to demonstrate eligibility to purchase shares of the Closed Fund before an investment is accepted.

Each Closed Fund reserves the right to (i) make additional exceptions that, in its judgment, do not adversely affect the Adviser’s or Sub-Adviser’s ability to manage the Closed Fund, (ii) reject any investment, including those pursuant to exceptions detailed above, that it believes will adversely affect the Adviser’s or Sub-Adviser’s ability to manage the Closed Fund, and (iii) close and re-open the Closed Fund to new or existing shareholders at any time.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

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